NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2025
Nature of Operations [Abstract]
NATURE OF OPERATIONS	NATURE OF OPERATIONS
Equinox Gold Corp. (the “Company” or “Equinox Gold”) was incorporated under the Business Corporations Act of British Columbia on March 23, 2007. Equinox Gold’s primary listing is on the Toronto Stock Exchange (“TSX”) in Canada where its common shares trade under the symbol “EQX”. The Company’s shares also trade on the NYSE American Stock Exchange in the United States under the symbol “EQX”. The Company’s corporate office is at Suite 1501, 700 West Pender Street, Vancouver, British Columbia, Canada, V6C 1G8.
Equinox Gold is a mining company engaged in the operation, acquisition, exploration and development of mineral properties, with a focus on gold.
On May 13, 2024, the Company completed the acquisition of the remaining 40% interest in the Greenstone Mine (“Greenstone”) (the “Greenstone Acquisition”), resulting in Equinox Gold owning 100% of Greenstone (note 5(c)).
On June 17, 2025, the Company completed the acquisition of Calibre Mining Corp. (“Calibre”), a gold mining, development and exploration company (the “Calibre Acquisition”) (note 5(a)).
On October 1, 2025, the Company completed the sale of its assets located in Nevada, USA (the “Nevada Assets”) which were assumed as part of the Calibre Acquisition (note 5(b)).
On January 23, 2026, the Company completed the sale of its 100% interest in the Aurizona Mine (“Aurizona”), Bahia Complex and RDM Mine located in Brazil (collectively, the “Brazil Operations”) (the “Brazil Sale Transaction”). The assets and liabilities relating to the Brazil Operations were classified as held for sale at December 31, 2025 and presented as discontinued operations for the years ended December 31, 2025 and 2024 (note 9).
All of the Company’s principal properties are located in the Americas. Details of the Company’s wholly owned principal properties and material subsidiaries as at December 31, 2025 are as follows:

	Ownership interest in subsidiary	Location	Principal property	Principal activity
Subsidiary
Premier Gold Mines Hardrock Inc. and PAG Holding Corp.	100%	Canada	Greenstone(1)	Production
Marathon Gold Corporation (“Marathon”)	100%	Canada	Valentine Gold Mine (“Valentine”)(2)	Production
Western Mesquite Mines, Inc.	100%	USA	Mesquite Mine (“Mesquite”)	Production
Desarrollo Minero de Nicaragua S.A.	100%	Nicaragua	La Libertad Mine Complex (“La Libertad”)	Production
Triton Minera S.A.	100%	Nicaragua	El Limon Mine Complex (“El Limon”)	Production
Mineração Aurizona S.A. (“MASA”), Santa Luz Desenvolvimento Mineral Ltda and Mineração Riacho Dos Machados Ltda	100%	Brazil	Brazil Operations	Discontinued operations
Castle Mountain Ventures	100%	USA	Castle Mountain Mine (“Castle Mountain”)(3)	Development
Desarollos Mineros San Luis S.A. de C.V. (“DMSL”)	100%	Mexico	Los Filos Mine Complex (“Los Filos”)(4)	Development
(1)    Greenstone reached commercial production, which is the point at which the mine is capable of operating in the manner intended by the Company’s management, in November 2024 (note 10(b)).
(2)    Valentine reached commercial production in November 2025 (note 10(b)).
(3)    In August 2024, the Company suspended mining at Castle Mountain and classified the mine as a development project for the duration of the permitting period for the mine’s phase 2 project.
(4)    On April 1, 2025, the Company suspended operations at Los Filos (note 10(c)(i)) and classified the mine as a development project.